Segment Information - Summary of Operating Segments in Geographic Areas (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of geographical areas [line items]
Sales	£ 3,841	£ 3,428	[1]	£ 3,397	[1]
Continuing operation [member]
Disclosure of geographical areas [line items]
Sales	3,841	3,428	[2]	3,397	[2]
Non-current assets	3,512	3,159
Continuing operation [member] | UK [member]
Disclosure of geographical areas [line items]
Sales	424	355		319
Non-current assets	527	578
Continuing operation [member] | Other European countries [member]
Disclosure of geographical areas [line items]
Sales	192	249		216
Non-current assets	192	122
Continuing operation [member] | US [member]
Disclosure of geographical areas [line items]
Sales	2,668	2,182		2,335
Non-current assets	2,333	2,034
Continuing operation [member] | Canada [member]
Disclosure of geographical areas [line items]
Sales	110	111		91
Non-current assets	243	217
Continuing operation [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
Sales	290	359		251
Non-current assets	200	190
Continuing operation [member] | Other countries [member]
Disclosure of geographical areas [line items]
Sales	157	172		£ 185
Non-current assets	£ 17	£ 18

[1]	Comparative balances have been restated – see Note 1b.
[2]	Comparative balances have been restated to reflect the move between operating segments.